Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securitized Assets	$ 1,211.2	$ 1,486.1
Current Assets
Cash and Cash Equivalents	214.6	210.5
Restricted Cash	198.0	193.0
Other Temporary Investments	161.7	138.7
Fuel	387.7	423.8
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,706.3	3,444.3
Accumulated Depreciation and Amortization	17,167.0	16,397.3
Current Liabilities
Long-term Debt Due Within One Year	1,753.7	2,878.0
Accrued Interest	234.5	227.2
Noncurrent Liabilities
Long-term Debt	$ 19,419.6	$ 17,378.4
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	512,210,644	512,048,520
Treasury Stock, Shares	20,205,046	20,336,592
AEP Texas Central Transition Funding Co [Member]
Securitized Assets	$ 870.0	$ 1,100.0
Subsidiaries [Member]
Current Assets
Restricted Cash	198.0	189.2
Other Temporary Investments	155.4	133.3
Current Liabilities
Long-term Debt Due Within One Year	406.9	427.5
Noncurrent Liabilities
Long-term Debt	1,401.5	1,737.5
AEP Texas Inc. [Member]
Securitized Assets	891.2	1,118.7
Current Assets
Cash and Cash Equivalents	2.0	0.6
Restricted Cash	155.2	146.3
Fuel	3.6	9.8
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	461.0	436.4
Accumulated Depreciation and Amortization	1,594.5	1,542.0
Current Liabilities
Long-term Debt Due Within One Year	266.1	263.1
Accrued Interest	42.2	41.5
Noncurrent Liabilities
Long-term Debt	3,383.2	2,954.6
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Securitized Assets	869.5	1,088.3
Current Liabilities
Long-term Debt Due Within One Year	236.1	222.2
Accrued Interest	15.9	20.2
Noncurrent Liabilities
Long-term Debt	790.1	1,023.6
AEP Transmission Co [Member]
Current Assets
Cash and Cash Equivalents	0.0	0.0
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	131.4	99.4
Accumulated Depreciation and Amortization	170.4	99.6
Current Liabilities
Long-term Debt Due Within One Year	50.0	0.0
Accrued Interest	15.0	10.5
Noncurrent Liabilities
Long-term Debt	2,500.4	1,932.0
Appalachian Power Co [Member]
Securitized Assets	282.3	305.3
Current Assets
Cash and Cash Equivalents	2.9	2.7
Restricted Cash	16.3	15.8
Fuel	89.3	112.0
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	427.9	373.5
Accumulated Depreciation and Amortization	3,896.4	3,636.8
Current Liabilities
Long-term Debt Due Within One Year	249.2	503.1
Accrued Interest	40.5	40.6
Noncurrent Liabilities
Long-term Debt	$ 3,730.9	$ 3,530.8
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 1.3	$ 1.2
Fuel	31.4	32.3
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	595.2	550.2
Accumulated Depreciation and Amortization	3,024.2	3,005.1
Current Liabilities
Long-term Debt Due Within One Year	474.7	209.3
Accrued Interest	37.5	31.7
Noncurrent Liabilities
Long-term Debt	$ 2,270.4	$ 2,262.1
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 96.3	$ 130.9
Ohio Power Co [Member]
Securitized Assets	37.7	62.1
Current Assets
Cash and Cash Equivalents	3.1	3.1
Restricted Cash	26.6	27.2
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	495.9	443.7
Accumulated Depreciation and Amortization	2,184.8	2,116.0
Current Liabilities
Long-term Debt Due Within One Year	397.0	46.4
Accrued Interest	31.0	31.2
Noncurrent Liabilities
Long-term Debt	$ 1,322.3	$ 1,717.5
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Securitized Assets	$ 38.0	$ 62.0
Current Liabilities
Long-term Debt Due Within One Year	47.0	46.3
Noncurrent Liabilities
Long-term Debt	47.5	93.9
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1.6	1.5
Fuel	12.5	22.9
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	287.4	233.2
Accumulated Depreciation and Amortization	1,393.6	1,272.7
Current Liabilities
Long-term Debt Due Within One Year	0.5	0.5
Accrued Interest	14.1	13.9
Noncurrent Liabilities
Long-term Debt	$ 1,286.0	$ 1,285.5
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 1.6	$ 10.3
Fuel	123.6	107.1
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	684.1	670.4
Accumulated Depreciation and Amortization	2,685.8	2,567.1
Current Liabilities
Long-term Debt Due Within One Year	3.7	353.7
Accrued Interest	38.9	45.1
Noncurrent Liabilities
Long-term Debt	$ 2,438.2	$ 2,325.4
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	$ 0.0	$ 8.7
Fuel	41.5	34.3
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	266.7	267.5
Accumulated Depreciation and Amortization	$ 165.9	$ 155.6